Financing Receivables (Details 6)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	39.00%	36.00%
Government Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	15.00%	16.00%
Manufacturing Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	13.00%	14.00%
Retail Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	9.00%	9.00%
Services Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	7.00%	8.00%
Communications Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	6.00%	5.00%
Other industries
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	11.00%	12.00%